Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Victory Diversified Stock Fund | Class A
Prospectus:
Trading Symbol	SRVEX
Victory Diversified Stock Fund | Class C
Prospectus:
Trading Symbol	VDSCX
Victory Diversified Stock Fund | Class R
Prospectus:
Trading Symbol	GRINX
Victory Diversified Stock Fund | Class I
Prospectus:
Trading Symbol	VDSIX
Victory Diversified Stock Fund | Class Y
Prospectus:
Trading Symbol	VDSYX
Victory Diversified Stock Fund | Class R6
Prospectus:
Trading Symbol	VDSRX
Victory INCORE Fund for Income | Class A
Prospectus:
Trading Symbol	IPFIX
Victory INCORE Fund for Income | Class C
Prospectus:
Trading Symbol	VFFCX
Victory INCORE Fund for Income | Class R
Prospectus:
Trading Symbol	GGIFX
Victory INCORE Fund for Income | Class I
Prospectus:
Trading Symbol	VFFIX
Victory INCORE Fund for Income | Class Y
Prospectus:
Trading Symbol	VFFYX
Victory INCORE Fund for Income | Class R6
Prospectus:
Trading Symbol	VFFRX
Victory INCORE Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory INCORE Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX
Victory NewBridge Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	VFGAX
Victory NewBridge Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	VFGCX
Victory NewBridge Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	VFGIX
Victory NewBridge Large Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	VFGYX
Victory Special Value Fund | Class A
Prospectus:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Prospectus:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Prospectus:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Prospectus:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Prospectus:
Trading Symbol	VSVYX
Victory Strategic Allocation Fund | Class A
Prospectus:
Trading Symbol	SBALX
Victory Strategic Allocation Fund | Class C
Prospectus:
Trading Symbol	VBFCX
Victory Strategic Allocation Fund | Class R
Prospectus:
Trading Symbol	VBFGX
Victory Strategic Allocation Fund | Class I
Prospectus:
Trading Symbol	VBFIX
Victory Sycamore Established Value Fund | Class A
Prospectus:
Trading Symbol	VETAX
Victory Sycamore Established Value Fund | Class R
Prospectus:
Trading Symbol	GETGX
Victory Sycamore Established Value Fund | Class I
Prospectus:
Trading Symbol	VEVIX
Victory Sycamore Established Value Fund | Class Y
Prospectus:
Trading Symbol	VEVYX
Victory Sycamore Established Value Fund | Class R6
Prospectus:
Trading Symbol	VEVRX
Victory Sycamore Established Value Fund | Class C
Prospectus:
Trading Symbol	VEVCX
Victory Sycamore Small Company Opportunity Fund | Class A
Prospectus:
Trading Symbol	SSGSX
Victory Sycamore Small Company Opportunity Fund | Class R
Prospectus:
Trading Symbol	GOGFX
Victory Sycamore Small Company Opportunity Fund | Class I
Prospectus:
Trading Symbol	VSOIX
Victory Sycamore Small Company Opportunity Fund | Class Y
Prospectus:
Trading Symbol	VSOYX
Victory Sycamore Small Company Opportunity Fund | Class R6
Prospectus:
Trading Symbol	VSORX